                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6472

                     Van Kampen Trust For Insured Municipals
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/05

Item 1. Reports to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Trust for Insured Municipals performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/05

TRUST FOR INSURED MUNICIPALS
SYMBOL: VIM
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception 1/24/92              7.19%          7.92%

10-year                              7.13           7.64

5-year                               9.23           8.64

1-year                               9.89          10.71

6-month                              2.66           1.18
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 6-MONTH PERIOD ENDED APRIL 30, 2005

Van Kampen Trust for Insured Municipals is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Joseph Piraro and Robert Wimmel, Vice Presidents of the Adviser; and John Reynoldson, Executive Director of the Adviser.

MARKET CONDITIONS

The six-month period ended April 30, 2005, was characterized by continued short-term interest rate increases. As crude oil prices reached record highs, the prospect of rising inflation also cast a shadow. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four "measured" 0.25 percent tightenings to 2.75 percent by the end of April. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a flat to slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated and AAA-rated municipal securities were slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not appear to dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $290 million during the period. The supply of new issues was modest during the closing months of 2004 (the first two months of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

----------------------------------------------------------
      BASED ON     BASED ON       LEHMAN BROTHERS
        NAV      MARKET PRICE   MUNICIPAL BOND INDEX

       2.66%         1.18%             1.93%
----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the positive performance of the bonds held by the trust.

One of our primary strategies in managing the trust during the period was to take advantage of compelling opportunities in the 25- to 30-year segment of the market. We focused here on purchasing securities with premium (that is, above-market) coupons and moderate interest rate sensitivity. Our purchases of these securities were funded by the proceeds of sales of several shorter-maturity positions, many of which had been refunded during the period. This was part of our ongoing strategy of positioning the trust for an environment of rising short-term interest rates by limiting the trust's exposure to that segment of the market.

At the end of the period, airport bonds represented the largest sector exposure of the portfolio, totaling approximately 18 percent of assets. Although airport bonds have received negative publicity, our analysis is that the airports will persevere, regardless of which airlines survive. We continued to favor the essential services segments of the market. Public builders and general purpose rounded out the top three sectors.

In turn, we avoided the housing sector out of concerns about those bonds' structural characteristics. We also avoided zero coupon bonds. The trust remained well diversified geographically, with no one state or region dominating the portfolio. Many of our purchases were either from states with high taxes (such as California or New York), and therefore, strong demand for their bonds; or from states (such as Illinois) that lack dual tax-exempt status. Because they do not carry dual tax-exemption, bonds in this latter group typically offered higher yields than other higher-tax states. Because the trust invests exclusively in bonds that offer the credit enhancement of insurance, the entire portfolio of long-term investments was rated AAA at the close of the period.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

TOP 5 SECTORS AS OF 4/30/05
Airport                                                          17.6%
Public Building                                                  15.3
General Purpose                                                  15.3
Public Education                                                 11.2
Higher Education                                                  8.0

RATINGS ALLOCATION AS OF 4/30/05
A/A                                                               0.2%
AAA/Aaa                                                          99.8

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 4/30/05
Illinois                                                         13.0%
Texas                                                            11.2
Washington                                                        5.4
Indiana                                                           5.1
Georgia                                                           5.1
Pennsylvania                                                      4.5
Ohio                                                              3.7
New York                                                          3.7
Florida                                                           3.4
Michigan                                                          3.1
Missouri                                                          2.9
Kansas                                                            2.8
Louisiana                                                         2.4
Puerto Rico                                                       2.4
Alabama                                                           2.4
North Carolina                                                    2.4
Oregon                                                            2.4
Arizona                                                           2.3
Rhode Island                                                      2.2
Tennessee                                                         1.9
Colorado                                                          1.8
Nevada                                                            1.6
California                                                        1.6
New Jersey                                                        1.5
South Carolina                                                    1.5
Hawaii                                                            1.4
District of Columbia                                              1.3
Mississippi                                                       1.0
South Dakota                                                      1.0
Alaska                                                            0.9
Massachusetts                                                     0.8
Wisconsin                                                         0.7
West Virginia                                                     0.6
Virginia                                                          0.6
Oklahoma                                                          0.6
Nebraska                                                          0.4
New Mexico                                                        0.1
                                                                -----
Total Investments                                               100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  160.5%
          ALABAMA  3.9%
$  915    Alabama Drinking Wtr Fin Auth Revolving Fd Ln
          Ser A (AMBAC Insd).............................. 5.125%   08/15/16   $    990,652
 1,380    Alabama Drinking Wtr Fin Auth Revolving Fd Ln
          Ser A (AMBAC Insd).............................. 5.250    08/15/18      1,505,221
 1,480    Alabama St Brd Ed Rev Jefferson St Cmnty College
          (AMBAC Insd) (a)................................ 5.000    10/01/21      1,591,089
 1,480    Dothan-Houston Cnty, AL Arpt Auth Arpt Rev (AMT)
          (MBIA Insd)..................................... 5.600    12/01/20      1,614,192
   515    Enterprise, AL Wt (AMBAC Insd).................. 5.000    10/01/23        549,871
                                                                               ------------
                                                                                  6,251,025
                                                                               ------------
          ALASKA  1.5%
 2,110    Alaska St Intl Arpt Rev Ser B (AMBAC Insd)...... 5.750    10/01/18      2,386,241
                                                                               ------------

          ARIZONA  3.7%
 1,395    Greater AZ Dev Auth Infrastructure Rev Ser A
          (MBIA Insd)..................................... 5.000    08/01/22      1,497,240
 2,000    Phoenix, AZ Civic Impt Corp Arpt Rev Jr Lien
          (AMT) (FGIC Insd)............................... 5.375    07/01/29      2,036,700
 1,140    Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig
          Irvington Proj Tucson Ser A Rfdg (FSA Insd)..... 7.250    07/15/10      1,193,352
 1,150    Tucson, AZ Wtr Rev Rfdg (FGIC Insd)............. 5.500    07/01/17      1,296,740
                                                                               ------------
                                                                                  6,024,032
                                                                               ------------
          CALIFORNIA  2.6%
 2,000    California Stwide Cmnty Pooled Fin Pgm Ser S
          (FSA Insd)...................................... 5.250    10/01/19      2,201,340
 1,750    Huntington Pk, CA Pub Fin Ser A Rfdg (FSA
          Insd)........................................... 5.250    09/01/18      1,955,555
                                                                               ------------
                                                                                  4,156,895
                                                                               ------------
          COLORADO  2.9%
 1,255    Colorado Ed & Cultural Fac Auth Rev Charter Sch
          Aurora Academy Proj (XLCA Insd) (a)............. 5.250    02/15/24      1,349,163
   560    Weld & Adams Cntys, CO Sch Dist
          Ser J (FSA Insd)................................ 5.000    12/15/22        602,274
 2,425    Weld Cnty, CO Sch Dist No 006 (FSA Insd) (b).... 5.500    12/01/19      2,698,758
                                                                               ------------
                                                                                  4,650,195
                                                                               ------------
          DISTRICT OF COLUMBIA  2.1%
 2,035    District of Columbia Tax Increment Rev Gallery
          Place Proj (FSA Insd) (a)....................... 5.500    07/01/14      2,257,710
 1,000    District of Columbia Tax Increment Rev Gallery
          Place Proj (FSA Insd)........................... 5.500    07/01/15      1,108,770
                                                                               ------------
                                                                                  3,366,480
                                                                               ------------
          FLORIDA  5.1%
 2,000    Escambia Cnty, FL Hlth Fac Auth Rev
          (AMBAC Insd).................................... 5.950    07/01/20      2,031,020

See Notes to Financial Statements                                              9

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$1,330    Hillsborough Cnty, FL Aviation Tampa Intl Arpt
          Ser A (AMT) (MBIA Insd)......................... 5.375%   10/01/16   $  1,454,062
 2,000    Miami-Dade Cnty, FL Aviation Miami Intl Arpt
          (AMT) (FGIC Insd)............................... 5.375    10/01/27      2,118,880
   405    Orange Cnty, FL Hsg Fin Auth Single Family Mtg
          Rev Ser A (AMT) (GNMA Collateralized)........... 6.200    10/01/16        416,984
 2,000    Pasco Cnty, FL Solid Waste Disp & Res Recovery
          Sys Rev (AMT) (AMBAC Insd)...................... 6.000    04/01/11      2,234,120
                                                                               ------------
                                                                                  8,255,066
                                                                               ------------
          GEORGIA  8.2%
 3,145    Atlanta, GA Dev Auth Rev Yamacraw Design Ctr
          Proj Ser A (MBIA Insd).......................... 5.375    01/01/17      3,452,801
 3,620    Atlanta, GA Dev Auth Rev Yamacraw Design Ctr
          Proj Ser A (MBIA Insd) (a)...................... 5.375    01/01/18      3,969,801
 1,860    George L Smith ll GA Wrld Congress Ctr Auth Rev
          Domed Stad Proj Rfdg (AMT) (MBIA Insd).......... 6.000    07/01/10      2,086,102
 2,145    Upper Oconee Basin Wtr Auth GA Rev Rfdg (MBIA
          Insd)........................................... 5.000    07/01/24      2,291,246
 1,300    Upper Oconee Basin Wtr Auth GA Rev Rfdg (MBIA
          Insd)........................................... 5.000    07/01/25      1,384,188
                                                                               ------------
                                                                                 13,184,138
                                                                               ------------
          HAWAII  2.2%
 2,000    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Proj Ser C (AMT) (AMBAC
          Insd)........................................... 6.200    11/01/29      2,235,600
 1,250    Hawaii St Dept Budget & Fin Spl Purp Rev
          Hawaiian Elec Co Ser D Rfdg (AMT) (AMBAC
          Insd)........................................... 6.150    01/01/20      1,371,750
                                                                               ------------
                                                                                  3,607,350
                                                                               ------------
          ILLINOIS  20.9%
 2,000    Bolingbrook, IL Cap Apprec Ser B (MBIA Insd)....   *      01/01/32        473,340
 1,795    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Second
          Lien Ser A (AMT) (AMBAC Insd)................... 5.500    01/01/16      1,881,339
 2,705    Chicago, IL O'Hare Intl Arpt Rev Gen Arpt Third
          Lien Ser E Rfdg (CIFG Insd) (a)................. 5.250    01/01/20      2,920,724
 5,000    Chicago, IL O'Hare Intl Arpt Rev RR II (Inverse
          Fltg) (AMT) (Acquired 08/18/03, Cost $5,289,007)
          (FSA Insd) (a) (c).............................. 8.360    01/01/22      6,104,750
 1,000    Chicago, IL Pk Dist Ltd Tax Ser A (FGIC Insd)... 5.500    01/01/18      1,097,450
 5,000    Chicago, IL Proj & Rfdg (FGIC Insd) (b)......... 5.250    01/01/28      5,311,450
 3,000    Chicago, IL Proj Ser C Rfdg (FGIC Insd)......... 5.500    01/01/40      3,269,040
 1,770    Glenwood, IL (FSA Insd) (a)..................... 5.375    12/01/30      1,918,397
 1,000    Illinois Ed Fac Auth Rev Robert Morris College
          (MBIA Insd)..................................... 5.800    06/01/30      1,058,710
 3,000    Illinois St First Ser (FGIC Insd)............... 5.500    02/01/16      3,320,940
 1,500    Illinois St First Ser (FGIC Insd)............... 5.500    02/01/17      1,658,580
 2,000    Illinois St First Ser (FGIC Insd)............... 5.500    02/01/18      2,208,920

 10                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          ILLINOIS (CONTINUED)
$1,260    Kendall, Kane & Will Cntys, IL (FGIC Insd)...... 5.500%   10/01/12   $  1,408,000
 1,050    Kendall, Kane & Will Cntys, IL Ser B (FGIC
          Insd)........................................... 5.000    10/01/22      1,118,901
                                                                               ------------
                                                                                 33,750,541
                                                                               ------------
          INDIANA  8.2%
 2,025    Aurora, IN Sch Bldg Ind Corp First Mtg
          (FGIC Insd)..................................... 5.000    07/15/23      2,153,972
 1,000    Ball St Univ, IN Univ Rev Student Fee Ser M
          (AMBAC Insd).................................... 5.000    07/01/22      1,066,600
 1,000    Baugo, IN Sch Bldg Corp First Mtg Ser B (AMBAC
          Insd)........................................... 5.125    01/15/25      1,066,010
 1,085    Indiana St Recreational Dev Cmnty Rev (AMBAC
          Insd) (a)....................................... 5.000    07/01/18      1,166,700
 1,235    Indianapolis, IN Loc Pub Impt Ser D
          (AMBAC Insd).................................... 5.500    02/01/21      1,348,200
 2,000    New Albany Floyd Cnty, IN Sch Bldg Corp First
          Mtg Rfdg (FSA Insd) (d)......................... 5.000    07/15/22      2,115,620
 1,000    New Albany Floyd Cnty, IN Sch Bldg Corp First
          Mtg Rfdg (FSA Insd) (d)......................... 5.000    07/15/23      1,054,440
 2,000    New Albany Floyd Cnty, IN Sch Bldg Corp First
          Mtg Rfdg (FSA Insd) (d)......................... 5.000    07/15/25      2,093,840
 1,195    Saint Joseph Cnty, IN Econ Dev Saint Mary's
          College Proj (MBIA Insd)........................ 5.125    04/01/28      1,250,962
                                                                               ------------
                                                                                 13,316,344
                                                                               ------------
          KANSAS  4.5%
 1,455    Butler Cnty, KS Uni Sch Dist Impt Ser B (FSA
          Insd) (a) (d)................................... 5.000    09/01/28      1,536,102
 1,560    Butler Cnty, KS Uni Sch Dist Impt Ser B (FSA
          Insd) (a) (d)................................... 5.000    09/01/29      1,642,961
 1,675    Butler Cnty, KS Uni Sch Dist Impt Ser B (FSA
          Insd) (a) (d)................................... 5.000    09/01/30      1,764,495
 2,095    Kansas St Dev Fin Auth Lease Juvenile Justice
          Auth Ser D (MBIA Insd).......................... 5.250    05/01/15      2,288,704
                                                                               ------------
                                                                                  7,232,262
                                                                               ------------
          LOUISIANA  3.9%
 3,145    Calcasieu Parish, LA Mem Hosp Svc Dist Hosp Rev
          Lake Charles Mem Hosp Proj Ser A (Connie Lee
          Insd)........................................... 6.650    12/01/21      3,186,105
 1,000    Louisiana Hsg Fin Agy Mtg Rev Coll Mtg Malta
          Square Proj (AMT) (GNMA Collateralized)......... 6.450    09/01/27      1,058,250
   995    Louisiana Hsg Fin Agy Rev Azalea Estates Ser A
          Rfdg (AMT) (GNMA Collateralized)................ 5.375    10/20/39      1,036,820
 1,000    Louisiana Loc Govt Envir Fac Cmnty Dev Auth Rev
          Ascension Parish Lib Proj (AMBAC Insd).......... 5.250    04/01/35      1,073,120
                                                                               ------------
                                                                                  6,354,295
                                                                               ------------

See Notes to Financial Statements                                             11

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MASSACHUSETTS  1.4%
$2,000    Massachusetts St Dev Fin Agy Semass Sys Ser A
          (MBIA Insd)..................................... 5.625%   01/01/15   $  2,205,760
                                                                               ------------

          MICHIGAN  5.0%
 1,000    Detroit, MI Ser A (XLCA Insd)................... 5.250    04/01/23      1,068,370
 4,250    Michigan St Ctf Part (AMBAC Insd)............... 5.500    06/01/27      4,589,447
 1,000    Monroe Cnty, MI Econ Dev Corp Ltd Oblig Rev Coll
          Detroit Edison Co Ser AA Rfdg (FGIC Insd)....... 6.950    09/01/22      1,330,140
 1,000    Plymouth Canton, MI Cmnty Sch Dist (FGIC
          Insd)........................................... 5.000    05/01/28      1,052,950
                                                                               ------------
                                                                                  8,040,907
                                                                               ------------
          MISSISSIPPI  1.7%
   173    Mississippi Home Corp Single Family Rev Mtg
          Access Pgm Ser D (AMT) (GNMA Collateralized).... 8.100    12/01/24        173,784
 2,500    Mississippi Hosp Equip & Fac Auth Rev Rush Med
          Fndtn Proj (Connie Lee Insd).................... 6.700    01/01/18      2,507,850
                                                                               ------------
                                                                                  2,681,634
                                                                               ------------
          MISSOURI  4.7%
 1,000    Chesterfield, MO Ctf Part (FGIC Insd)........... 5.000    12/01/21      1,076,730
 1,000    Chesterfield, MO Ctf Part (FGIC Insd)........... 5.000    12/01/22      1,073,180
 1,095    Chesterfield, MO Ctf Part (FGIC Insd)........... 5.000    12/01/23      1,172,318
 1,050    Grandview, MO Ctf Part (FGIC Insd).............. 5.250    01/01/18      1,147,524
 1,000    Missouri St Hsg Dev Commn Multi-Family Hsg
          Brookstone Ser A (AMT) (FSA Insd)............... 6.000    12/01/16      1,035,480
   900    Missouri St Hsg Dev Commn Multi-Family Hsg
          Truman Farm Ser A (Variable Rate Coupon) (AMT)
          (FSA Insd)...................................... 5.750    10/01/11        929,718
 1,175    Nixa, MO Elec Sys Rev (XLCA Insd)............... 5.000    04/01/25      1,223,845
                                                                               ------------
                                                                                  7,658,795
                                                                               ------------
          NEBRASKA  0.6%
   985    Nebraska Invt Fin Auth Multi-Family Rev Hsg
          Summit Club Apt Proj (AMT) (FSA Insd)........... 5.700    10/01/12      1,009,743
                                                                               ------------

          NEVADA  2.6%
 4,000    Clark Cnty, NV Indl Dev Rev Southwest Gas Corp
          Proj Ser A (AMT) (AMBAC Insd)................... 5.250    07/01/34      4,196,480
                                                                               ------------

          NEW JERSEY  2.5%
 1,250    Casino Reinvestment Dev Auth NJ Hotel Room Fee
          Rev (AMBAC Insd)................................ 5.250    01/01/24      1,374,825
 2,510    Essex Cnty, NJ Impt Auth Arpt Rev Cnty Gtd Rfdg
          (AMT) (MBIA Insd)............................... 5.125    10/01/21      2,637,759
                                                                               ------------
                                                                                  4,012,584
                                                                               ------------
          NEW MEXICO  0.2%
   290    New Mexico Mtg Fin Auth Single Family Mtg Pgm A2
          (AMT) (GNMA Collateralized)..................... 6.050    07/01/16        291,282
                                                                               ------------

 12                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          NEW YORK  5.9%
$1,000    Buffalo, NY Sch Ser B (MBIA Insd)............... 5.375%   11/15/18   $  1,111,110
 1,800    New York City Transitional Future Tax Secd Ser D
          (MBIA Insd)..................................... 5.250    02/01/18      1,976,328
 3,000    New York St Twy Auth Hwy & Brdg Tr Fd Ser A (FSA
          Insd)........................................... 5.250    04/01/18      3,286,380
 3,000    Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK
          Intl Arpt Terminal 6 (AMT) (MBIA Insd).......... 5.750    12/01/25      3,178,170
                                                                               ------------
                                                                                  9,551,988
                                                                               ------------
          NORTH CAROLINA  3.9%
 1,585    Brunswick Cnty, NC Enterprise Ser A (FSA
          Insd)........................................... 5.250    04/01/24      1,726,810
 2,175    Buncombe Cnty, NC Ctf Part Ser 2005 (AMBAC Insd)
          (a)............................................. 5.000    04/01/18      2,354,764
 1,000    Buncombe Cnty, NC Ctf Part Ser 2005
          (AMBAC Insd).................................... 5.000    04/01/22      1,067,430
 1,000    Iredell Cnty, NC Ctf Part Pub Fac Proj (AMBAC
          Insd)........................................... 5.250    10/01/20      1,087,330
                                                                               ------------
                                                                                  6,236,334
                                                                               ------------
          OHIO  5.9%
 2,500    Cuyahoga Falls, OH Ser 1 (FGIC Insd)............ 5.250    12/01/17      2,678,825
 1,820    Garfield Heights, OH City Sch Dist Sch Impt
          (MBIA Insd) (a)................................. 5.500    12/15/19      2,026,406
 1,000    New Albany, OH Cmnty Auth Cmnty Fac Rev Ser B
          (AMBAC Insd).................................... 5.500    10/01/17      1,111,910
   985    Ohio Hsg Fin Agy Mtg Rev Residential Mtg Bkd Sec
          Ser C (AMT) (GNMA Collateralized)............... 4.900    03/01/11      1,017,219
 1,715    Ohio St Bldg Auth St Fac Admin Bldg Fd Proj Ser
          A (FSA Insd).................................... 5.500    04/01/18      1,902,501
   775    University Cincinnati, OH Gen Rcpt Ser E (AMBAC
          Insd)........................................... 5.000    06/01/21        832,102
                                                                               ------------
                                                                                  9,568,963
                                                                               ------------
          OKLAHOMA  0.9%
 1,250    Tulsa, OK Arpt Impt Tr Gen Rev Ser A (AMT) (FGIC
          Insd)........................................... 6.000    06/01/20      1,477,000
                                                                               ------------

          OREGON  3.8%
 1,740    Linn Cnty, OR Sch Dist No 055 Sweet Home
          (Prerefunded @ 06/15/11) (FSA Insd)............. 5.500    06/15/20      1,959,170
 2,150    Oregon St Bd Bk Rev OR Econ Cmnty Dev Dept Ser A
          (MBIA Insd) (a)................................. 5.500    01/01/16      2,321,140
 1,715    Oregon St Dept Admin Ser C Rfdg (MBIA Insd)..... 5.250    11/01/18      1,870,550
                                                                               ------------
                                                                                  6,150,860
                                                                               ------------
          PENNSYLVANIA  7.2%
 2,000    Allegheny Cnty, PA Hosp Dev Auth Rev Pittsburgh
          Mercy Hlth Sys Inc (Escrowed to Maturity) (AMBAC
          Insd)........................................... 5.625    08/15/26      2,089,180

See Notes to Financial Statements                                             13

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          PENNSYLVANIA (CONTINUED)
$5,000    Philadelphia, PA Auth Indl Dev Lease Rev Ser B
          (FSA Insd)...................................... 5.500%   10/01/15   $  5,593,750
 1,300    Philadelphia, PA Gas Wks Rev Eighteenth Ser (AGC
          Insd)........................................... 5.250    08/01/16      1,416,194
 2,300    Philadelphia, PA Redev Auth Rev Neighborhood
          Transformation Ser A (FGIC Insd)................ 5.500    04/15/22      2,528,298
                                                                               ------------
                                                                                 11,627,422
                                                                               ------------
          RHODE ISLAND  3.6%
 1,000    Providence, RI Redev Agy Rev Pub Safety Bldg
          Proj Ser A Rfdg (AMBAC Insd).................... 5.000    04/01/27      1,053,540
 1,300    Providence, RI Redev Agy Rev Pub Safety Bldg
          Proj Ser A Rfdg (AMBAC Insd).................... 5.000    04/01/28      1,367,678
 1,500    Rhode Island Port Auth & Econ Dev Corp Arpt Rev
          Ser A (AMT) (FSA Insd).......................... 7.000    07/01/14      1,779,030
 1,545    Rhode Island St Econ Dev Ser A Rfdg (AMT) (FSA
          Insd)........................................... 5.000    07/01/21      1,608,917
                                                                               ------------
                                                                                  5,809,165
                                                                               ------------
          SOUTH CAROLINA  2.5%
 3,750    South Carolina Jobs Econ Dev Auth Indl Rev Elec
          & Gas Co Proj Ser B (AMT) (AMBAC Insd).......... 5.450    11/01/32      3,989,025
                                                                               ------------

          SOUTH DAKOTA  1.6%
 1,475    Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd) (a)... 5.000    12/01/17      1,597,661
   990    South Dakota St Hlth & Ed Fac Auth Vocational Ed
          Pgm Ser A (AMBAC Insd).......................... 5.400    08/01/13      1,057,666
                                                                               ------------
                                                                                  2,655,327
                                                                               ------------
          TENNESSEE  3.1%
 4,315    Metropolitan Nashville Arpt Auth TN Arpt Rev
          Impt Ser A Rfdg (FGIC Insd)..................... 6.600    07/01/15      4,971,570
                                                                               ------------

          TEXAS  17.9%
 1,085    Brazos River Auth, TX Johnson Cnty Surface Rfdg
          (AMT) (AMBAC Insd).............................. 5.800    09/01/11      1,119,167
 2,675    Dallas Cnty, TX Cmnty College Fin Sys (AMBA
          Insd) (a)....................................... 5.375    02/15/18      2,898,149
 2,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A Rfdg (AMT) (FGIC Insd)........................ 5.875    11/01/17      2,222,000
 1,500    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A Rfdg (AMT) (FGIC Insd)........................ 5.875    11/01/18      1,666,500
 2,000    Dallas-Fort Worth, TX Intl Arpt Rev Impt Jt Ser
          A Rfdg (AMT) (MBIA Insd)........................ 5.500    11/01/33      2,137,860
 5,000    Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A
          Impt & Rfdg (AMT) (FGIC Insd)................... 5.500    11/01/31      5,289,400
 1,820    Galveston Cnty, TX Ctf Oblig Ser C (AMBAC Insd)
          (a)............................................. 5.250    02/01/20      1,986,785

 14                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          TEXAS (CONTINUED)
$1,380    Houston, TX Cmnty College Sys Rev Sr Lien
          Student Fee Rfdg (FSA Insd)..................... 5.250%   04/15/19   $  1,514,495
   500    Laredo, TX ISD Pub Fac Corp Lease Rev Ser A
          (AMBAC Insd).................................... 5.000    08/01/29        514,345
 1,000    Laredo, TX ISD Pub Fac Corp Lease Rev Ser C
          (AMBAC Insd).................................... 5.000    08/01/29      1,028,690
 1,800    Midland, TX Ctf Oblig Arpt Sub Lien (AMT) (FSA
          Insd)........................................... 5.850    03/01/13      1,838,376
 5,000    Texas St Tpk Auth Cent TX Tpk First Tier Ser A
          (AMBAC Insd).................................... 5.500    08/15/39      5,506,650
 1,150    Wichita Falls, TX Wtr & Swr Rev Priority Lien
          (AMBAC Insd).................................... 5.375    08/01/17      1,264,172
                                                                               ------------
                                                                                 28,986,589
                                                                               ------------
          VIRGINIA  1.0%
 1,495    Harrisonburg, VA Redev & Hsg Auth Multi-Family
          Hsg Rev (AMT) (FSA Insd)........................ 6.200    04/01/17      1,552,857
                                                                               ------------

          WASHINGTON  8.8%
 2,000    Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev
          Chelan Hydro Ser A (AMT) (MBIA Insd)............ 5.600    01/01/36      2,144,540
 1,855    Grant Cnty, WA Pub Util Dist No 2 Priest Rapids
          Hydro Elec Rev Second Ser D (AMT)
          (AMBAC Insd) (a)................................ 6.000    01/01/13      1,946,303
 1,460    Grant Cnty, WA Pub Util Dist No 2 Priest Rapids
          Hydro Elec Rev Second Ser D (AMT)
          (AMBAC Insd) (a)................................ 6.250    01/01/17      1,545,585
 2,235    Grant Cnty, WA Pub Util Dist No 2 Wanapum Hydro
          Elec Rev Second Ser D (AMT) (AMBAC Insd) (a).... 6.000    01/01/13      2,345,007
 1,770    Grant Cnty, WA Pub Util Dist No 2 Wanapum Hydro
          Elec Rev Second Ser D (AMT) (AMBAC Insd) (a).... 6.250    01/01/17      1,873,757
 1,155    Pierce Cnty, WA (AMBAC Insd).................... 5.750    08/01/13      1,287,386
 2,760    Spokane Cnty, WA Sch Dist No 363 (FGIC Insd).... 5.250    12/01/21      3,001,114
                                                                               ------------
                                                                                 14,143,692
                                                                               ------------
          WEST VIRGINIA  1.0%
 1,600    West Virginia St Wtr Dev Auth Wtr Dev Rev Ln Pgm
          IV Ser A (FSA Insd) (d)......................... 5.000    11/01/35      1,687,648
                                                                               ------------

          WISCONSIN  1.1%
 1,610    Wisconsin St Ser 3 Rfdg (FGIC Insd)............. 5.250    05/01/22      1,749,635
                                                                               ------------

See Notes to Financial Statements                                             15

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          PUERTO RICO  3.9%
$5,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser
          Y Rfdg (FSA Insd)............................... 6.250%   07/01/21   $  6,347,150
                                                                               ------------
TOTAL LONG-TERM INVESTMENTS  160.5%
  (Cost $243,625,178).......................................................    259,137,274
SHORT-TERM INVESTMENT  0.4%
  (Cost $600,000)...........................................................        600,000
                                                                               ------------
TOTAL INVESTMENTS  160.9%
  (Cost $244,225,178).......................................................    259,737,274
LIABILITIES IN EXCESS OF OTHER ASSETS  (5.1%)...............................     (8,236,133)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (55.8%).................    (90,064,987)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $161,436,154
                                                                               ============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the bond issuance.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 3.8% of net assets applicable to common shares.

(d) Securities purchased on a when-issued or delayed delivery basis.

AGC--AGC Insured Custody Certificates

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Connie Lee--Connie Lee Insurance Co.

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

XLCA--XL Capital Assurance Inc.

 16                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $244,225,178).......................  $259,737,274
Cash........................................................        57,013
Receivables:
  Interest..................................................     3,679,253
  Investments Sold..........................................       218,661
  Variation Margin on Futures...............................        73,250
Other.......................................................           693
                                                              ------------
    Total Assets............................................   263,766,144
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................    11,796,988
  Investment Advisory Fee...................................       112,913
  Income Distributions--Common Shares.......................        35,129
  Other Affiliates..........................................        10,253
Trustees' Deferred Compensation and Retirement Plans........       250,096
Accrued Expenses............................................        59,624
                                                              ------------
    Total Liabilities.......................................    12,265,003
Preferred Shares (including accrued distributions)..........    90,064,987
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $161,436,154
                                                              ------------
NET ASSET VALUE PER COMMON SHARE ($161,436,154 divided by
  9,808,246 shares outstanding).............................  $      16.46
                                                              ------------
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 9,808,246 shares issued and
  outstanding)..............................................  $     98,082
Paid in Surplus.............................................   144,784,532
Net Unrealized Appreciation.................................    15,268,283
Accumulated Net Realized Gain...............................       826,872
Accumulated Undistributed Net Investment Income.............       458,385
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $161,436,154
                                                              ------------
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 3,600 issued with liquidation preference of
  $25,000 per share)........................................  $ 90,000,000
                                                              ------------
NET ASSETS INCLUDING PREFERRED SHARES.......................  $251,436,154
                                                              ============

See Notes to Financial Statements                                             17

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 6,080,388
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      685,498
Preferred Share Maintenance.................................      123,582
Trustees' Fees and Related Expenses.........................       22,797
Legal.......................................................       17,788
Custody.....................................................        9,380
Other.......................................................       86,867
                                                              -----------
      Total Expenses........................................      945,912
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 5,134,476
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $   759,835
  Futures...................................................       31,181
                                                              -----------
Net Realized Gain...........................................      791,016
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   16,744,311
                                                              -----------
  End of the Period:
    Investments.............................................   15,512,096
    Futures.................................................     (243,813)
                                                              -----------
                                                               15,268,283
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,476,028)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $  (685,012)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (832,362)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 3,617,102
                                                              ===========

 18                                            See Notes to Financial Statements

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                              FOR THE             FOR THE
                                                          SIX MONTHS ENDED       YEAR ENDED
                                                           APRIL 30, 2005     OCTOBER 30, 2004
                                                          ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income...................................    $  5,134,476        $ 10,090,183
Net Realized Gain/Loss..................................         791,016          (1,436,188)
Net Unrealized Appreciation/Depreciation During the
  Period................................................      (1,476,028)          4,933,547

Distributions to Preferred Shareholders:
  Net Investment Income.................................        (832,362)           (906,621)
  Net Realized Gain.....................................             -0-            (128,782)
                                                            ------------        ------------
Change in Net Assets Applicable to Common Shares from
  Operations............................................       3,617,102          12,552,139

Distributions to Common Shareholders:
  Net Investment Income.................................      (4,491,807)         (9,334,506)
  Net Realized Gain.....................................             -0-          (1,517,433)
                                                            ------------        ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES
  FROM INVESTMENT ACTIVITIES............................        (874,705)          1,700,200

FROM CAPITAL TRANSACTIONS:
Value of Common Shares Issued Through Dividend
  Reinvestment..........................................             -0-             262,343
                                                            ------------        ------------
TOTAL INCREASE/DECREASE IN NET ASSETS APPLICABLE TO
  COMMON SHARES.........................................        (874,705)          1,962,543
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period.................................     162,310,859         160,348,316
                                                            ------------        ------------
End of the Period (Including accumulated undistributed
  net investment income of $458,385 and $648,078,
  respectively).........................................    $161,436,154        $162,310,859
                                                            ============        ============

See Notes to Financial Statements                                             19

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                            SIX MONTHS
                                                              ENDED
                                                            APRIL 30,     ------------------
                                                               2005        2004       2003
                                                            --------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...................  $ 16.55      $ 16.37    $ 16.87
                                                             -------      -------    -------
  Net Investment Income....................................      .52         1.02       1.07
  Net Realized and Unrealized Gain/Loss....................     (.07)         .36        -0-(f)
  Common Share Equivalent of Distributions Paid to
    Preferred Shareholders:
    Net Investment Income..................................     (.08)        (.09)      (.08)
    Net Realized Gain......................................      -0-         (.01)      (.02)
                                                             -------      -------    -------
Total from Investment Operations...........................      .37         1.28        .97
  Distributions Paid to Common Shareholders:
    Net Investment Income..................................     (.46)        (.95)     (1.08)
    Net Realized Gain......................................      -0-         (.15)      (.39)
                                                             -------      -------    -------
NET ASSET VALUE, END OF THE PERIOD.........................  $ 16.46      $ 16.55    $ 16.37
                                                             =======      =======    =======

Common Share Market Price at End of the Period.............  $ 14.92      $ 15.22    $ 16.70
Total Return (b)...........................................    1.18%*      -2.23%     13.12%
Net Assets Applicable to Common Shares at End of the Period
  (In millions)............................................  $ 161.4      $ 162.3    $ 160.3
Ratio of Expenses to Average Net Assets Applicable to
  Common Shares (c)........................................    1.18%        1.26%      1.25%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (c)..........................    6.41%        6.29%      6.44%
Portfolio Turnover.........................................      16%*         25%        39%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including Preferred
  Shares (c)...............................................     .76%         .81%       .81%
Ratio of Net Investment Income to Average Net Assets
  Applicable to Common Shares (d)..........................    5.37%        5.73%      5.94%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.........................    3,600        3,600      3,600
Asset Coverage Per Preferred Share (e).....................  $69,861      $70,110    $69,554
Involuntary Liquidating Preference Per Preferred Share.....  $25,000      $25,000    $25,000
Average Market Value Per Preferred Share...................  $25,000      $25,000    $25,000

*  Non-Annualized

(a) As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01, and increase the ratio of net investment income to average net assets applicable to common shares by .01%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b) Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d) Ratios reflect the effect of dividend payments to preferred shareholders.

(e) Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f) Amount is less than $.01


YEAR ENDED OCTOBER 31,
----------------------------------------------------------------------------------------
     2002 (a)    2001       2000      1999       1998       1997       1996       1995
----------------------------------------------------------------------------------------
     $ 17.00    $ 15.88   $  15.35   $ 17.43   $  17.01   $  16.69   $  16.69   $  14.88
     -------    -------   --------   -------   --------   --------   --------   --------
        1.11       1.21       1.26      1.27       1.28       1.30       1.32       1.34
         .33       1.11        .61     (1.87)       .59        .58        .06       1.88
        (.05)      (.29)      (.38)     (.28)      (.31)      (.29)      (.33)      (.36)
        (.12)      (.02)       -0-      (.05)      (.03)      (.06)       -0-        -0-
     -------    -------   --------   -------   --------   --------   --------   --------
        1.27       2.01       1.49      (.93)      1.53       1.53       1.05       2.86
       (1.01)      (.83)      (.96)     (.99)     (1.00)     (1.05)     (1.05)     (1.05)
        (.39)      (.06)       -0-      (.16)      (.11)      (.16)       -0-        -0-
     -------    -------   --------   -------   --------   --------   --------   --------
     $ 16.87    $ 17.00   $  15.88   $ 15.35   $  17.43   $  17.01   $  16.69   $  16.69
     =======    =======   ========   =======   ========   ========   ========   ========

     $ 16.12    $ 14.98   $14.3125   $ 14.50   $  17.75   $  17.25   $ 16.125   $  15.75
      17.34%     11.18%      5.45%   -12.42%      9.77%     15.04%      9.19%     24.96%
     $ 164.5    $ 165.6   $  154.7   $ 149.6   $  169.1   $  164.5   $  161.0   $  160.6
       1.40%      1.49%      1.61%     1.56%      1.56%      1.57%      1.60%      1.63%
       6.73%      7.34%      8.16%     7.62%      7.44%      7.81%      8.00%      8.45%
         50%        53%        41%       53%        66%        36%        35%        28%
        .90%       .95%      1.01%     1.00%      1.01%      1.01%      1.02%      1.03%
       6.46%      5.58%      5.72%     5.97%      5.65%      6.05%      5.99%      6.16%

       3,600      3,600      3,600     3,600      1,800      1,800      1,800      1,800
     $70,721    $70,990   $ 67,981   $66,543   $143,952   $141,362   $139,456   $139,209
     $25,000    $25,000   $ 25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000    $25,000   $ 25,000   $25,000   $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             21

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Trust for Insured Municipals (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. In normal market conditions, the Trust intends to invest substantially all of its assets in municipal securities which are covered by insurance with respect to the timely payment of principal and interest. The Trust commenced investment operations on January 24, 1992.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Future contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with its custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2005, there were $11,796,988 of when-issued and delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2004, the Trust had an accumulated capital loss carryforward for tax purposes of $303,797, which will expire on October 31, 2012.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    At April 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $244,190,344
                                                              ============
Gross tax unrealized appreciation...........................  $ 15,595,434
Gross tax unrealized depreciation...........................       (48,504)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 15,546,930
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and a portion of futures gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................  $    6,491
  Long-term capital gain....................................   1,646,215
                                                              ----------
                                                              $1,652,706
                                                              ==========

F. INSURANCE EXPENSE The Trust typically invests in insured bonds. Any portfolio securities not specifically covered by a primary insurance policy are insured either through secondary market insurance or portfolio insurance. The insurance policies guarantee the timely payment of principal and interest on the securities in the Trust's portfolio.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust

    For the six months ended April 30, 2005, the Trust recognized expenses of approximately $5,100 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2005, the Trust recognized expenses of approximately $21,500 representing Van Kampen's cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $53,163,215 and $40,937,069, respectively.

4. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    The Trust may invest up to 15% of its net assets in "inverse floating rate obligations." The inverse floating rate obligations in which the Trust may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Trust may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

    In order to seek to manage the interest rate exposure of the Trust's portfolio in a changing interest rate environment, the Trust may purchase or sell financial futures contracts or engage in transactions involving interest rate swaps, caps, floors or collars. The Trust expects to enter into these transactions primarily as a hedge against anticipated interest rate or fixed income market changes, for duration management or for risk management purposes, but may also enter into these transactions to generate additional income. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the future contract.

    During the period, the Trust invested in futures contracts, a type of derivative. A futures contract is an arrangement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the Investment Company Act of 1940, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transaction in futures contracts for the six months ended April 30, 2005, were as follows:

                                                              CONTRACTS
Outstanding at October 31, 2004.............................     455
Futures Opened..............................................     791
Futures Closed..............................................    (953)
                                                                ----
Outstanding at April 30, 2005...............................     293
                                                                ====

    The futures contracts outstanding as of April 30, 2005, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes
  5-Year Futures June 2005 (Current Notional Value of
  $108,453 per contract)....................................     293         $(243,813)

5. PREFERRED SHARES

The Trust has outstanding 3,600 Auction Preferred Shares ("APS") in two series of 1,800 shares each. Dividends are cumulative and the dividend rate is generally reset every 28 days for both series through an auction process. The average rate in effect on April 30, 2005 was 2.770%. During the six months ended April 30, 2005, the rates ranged from 1.400% to 2.850%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

6. INDEMNIFICATIONS

    The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN TRUST FOR INSURED MUNICIPALS

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N. A.
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
VIM SAR 6/05 RN05-01322P-Y04/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Trust For Insured Municipals

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

By:  /s/ James W. Garrett
     ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005